Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY		Dec. 31, 2012 CNY
Current assets:
Cash and cash equivalents	$ 378,054	2,288,623		2,525,618
Restricted cash	1,834	11,100		10,871
Short term investments	41,941	253,900		600
Accounts receivable, net of allowance for doubtful accounts of RMB9,903and RMB12,655 (US$2,090) as of December 31, 2012 and 2013, respectively(Note 2(e))	32,952	199,482		196,244
Insurance premium receivables	9	57		10
Other receivables (Note 5)	42,086	254,776		86,565
Deferred tax assets (Note 12)	802	4,858		4,942
Amounts due from related parties (Note 16)	23,848	144,371		151,785
Other current assets	3,409	20,634		17,265
Total current assets	524,935	3,177,801		2,993,900
Non-current assets:
Property, plant and equipment, net (Note 6)	11,491	69,562		94,921
Goodwill (Note 7)	12,976	78,553		78,553
Intangible assets, net (Note 2(g))	4,809	29,115		42,780
Deferred tax assets (Note 12)	559	3,382		3,967
Investment in affiliates(Note 8)	31,260	189,241		168,620
Other non-current assets	2,160	13,076		18,048
Total non-current assets	63,255	382,929		406,889
Total assets	588,190	3,560,730		3,400,789
Current liabilities:
Accounts payable (including accounts payable of the consolidated variable interest entities ("VIEs") without recourse to CNinsure Inc. of RMB30,689 and RMB10,282 (US$1,699) as of December 31, 2012 and 2013, respectively)	15,251	92,324		98,124
Insurance premium payables (including insurance premium payables of the consolidated VIEs without recourse to CNinsure Inc. of RMB202 and RMB223 (US$37) as of December 31, 2012 and 2013, respectively)	672	4,066		2,941
Other payables and accrued expenses (including other payables and accrued expenses of the consolidated VIEs without recourse to CNinsure Inc. of RMB35,000 and RMB21,129 (US$3,490) as of December 31, 2012 and 2013, respectively) (Note 10)	24,440	147,954		116,124
Accrued payroll (including accrued payroll of the consolidated VIEs without recourse to CNinsure Inc. of RMB4,382and RMB2,172(US$359) as of December 31, 2012 and 2013, respectively)	6,457	39,089		42,317
Income taxes payable (including income taxes payable of the consolidated VIEs without recourse to CNinsure Inc. of RMB2,037 and RMB2,603 (US$430) as of December 31, 2012 and 2013, respectively)	9,249	55,992		56,003
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to CNinsure Inc. of RMB3,030 and nil as of December 31, 2012 and 2013, respectively) (Note 15)		3,720	[1]	3,030	[1]
Total current liabilities	56,069	339,425		318,539
Non-current liabilities:
Other tax liabilities (Note 12)	8,381	50,735		47,589
Deferred tax liabilities (Note 12)	3,933	23,808		26,754
Total non-current liabilities	12,314	74,543		74,343
Total liabilities	68,383	413,968		392,882
Total CNinsure Inc. shareholders’ equity	500,205	3,028,097		2,894,380
Noncontrolling interests	19,602	118,665		113,527
Total equity	519,807	3,146,762		3,007,907
Total liabilities and equity	588,190	3,560,730		3,400,789
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued and outstanding shares: 998,861,526 and998,861,526 as of December 31, 2012 and 2013, respectively) (Note 13)	1,259	7,624		7,624
Additional paid-in capital	384,882	2,329,962		2,284,906
Statutory reserves	30,186	182,740		178,440
Retained earnings	102,233	618,885		527,542
Accumulated other comprehensive loss	$ (18,355)	(111,114)		(104,132)

[1]	In 2012, the Group sold 19.5% equity interest of Puyi Investment, a private entity which the Group does not exert significant influence. Concurrently, the Group acquired 19.5% of Jintaiping with the purchase price of RMB7,987. The net amount payable to shareholders of Jintaiping for these two transactions amounted to RMB3,030 (see note 16b(iii)) and was recorded as amounts due to related parties as of December 31, 2012, and recorded as other payables and accrued expenses as of December 31, 2013.